CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Revenues:
Search and other	$ 172,683		$ 188,897	$ 343,655
Advertising	140,111		32,053	45,076
Total Revenues	312,794		220,950	388,731
Costs and Expenses:
Cost of revenues	16,515		7,877	10,950
Customer acquisition costs and media buy	140,210		91,194	174,575
Research and development	26,528		21,692	37,427
Selling and marketing	58,572		22,886	20,792
General and administrative	32,916		31,064	36,730
Depreciation and amortization	25,977		11,422	21,321
Impairment, net of change in fair value of contingent consideration			72,785	19,941
Restructuring charges	728		1,052	3,981
Total Costs and Expenses	301,446		259,972	325,717
Income (Loss) from Operations	11,348		(39,022)	63,014
Financial expenses, net	8,288		1,939	2,888
Income (Loss) before Taxes on Income	3,060		(40,961)	60,126
Taxes on income	212		697	10,816
Net Income (Loss) from Continuing Operations	2,848		(41,658)	49,310
Net loss from discontinued operations	(2,647)		(26,999)	(6,484)
Net Income (Loss)	$ 201		$ (68,657)	$ 42,826
Net Earnings (Loss) per Share - Basic:
Continuing operations	$ 0.04		$ (0.58)	$ 0.72
Discontinued operations	(0.04)		(0.38)	(0.09)
Net income (Loss)	0.00	[1]	(0.96)	0.63
Net Earnings (Loss) per Share - Diluted:
Continuing operations	0.04		(0.58)	0.67
Discontinued operations	(0.04)		(0.38)	(0.09)
Net income (Loss)	$ 0.00	[1]	$ (0.96)	$ 0.58
Weighted average number of shares - Basic:
Continuing and Discontinued operations	76,560,454		71,300,432	68,213,209
Weighted average number of shares - Diluted:
Continuing and Discontinued operations	76,673,803		71,300,432	70,327,411

[1]	Less than $0.01